Related parties transactions - Schedule of related parties transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party [Abstract]
Sales from the Company to former parent	$ 0	$ 1	$ 0	$ 2
Contract manufacturing revenues from former parent	0	0	47	0
Purchases of the Company from former parent	0	$ 1	19	$ 2
Receivables from former parent	0		0		$ 20
Payables to former parent	0		0		85
Other financial receivables from former parent	0		0		39
Other financial liabilities to former parent	$ 0		$ 0		$ 67